Expense Example - Brandes Emerging Markets Value Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	I 1 Year	I 3 Years	I 5 Years	I 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	703	974	1,265	2,091	312	654	1,123	2,419	114	359	624	1,381	99	334	587	1,314